Financial Instruments - Cross Currency Swaps (Details) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Face amount	$ 52,369	$ 79,088
2024
Disclosure of detailed information about financial instruments [line items]
Face amount	10,052
2025
Disclosure of detailed information about financial instruments [line items]
Fair value Liability	72	0
2027
Disclosure of detailed information about financial instruments [line items]
Face amount	4,223
2028
Disclosure of detailed information about financial instruments [line items]
Face amount	8,685
Currency swap contract | 2024
Disclosure of detailed information about financial instruments [line items]
Face amount	954	27,804
Fair value Liability	35	7
Fair Value Asset	103	9,435
Currency swap contract | 2025
Disclosure of detailed information about financial instruments [line items]
Face amount	49,834	497
Fair value Liability	2	3
Fair Value Asset	119	247
Currency swap contract | 2026
Disclosure of detailed information about financial instruments [line items]
Face amount	6,045	1,010
Fair value Liability	1,017	0
Fair Value Asset	98	385
Currency swap contract | 2027
Disclosure of detailed information about financial instruments [line items]
Face amount	8,949	5,971
Fair value Liability	(1,391)	(924)
Fair Value Asset	9	364
Currency swap contract | 2028
Disclosure of detailed information about financial instruments [line items]
Face amount	6,009	17,809
Fair value Liability	0	(689)
Fair Value Asset	89	95
Currency swap contract | 2029
Disclosure of detailed information about financial instruments [line items]
Face amount	20	14,620
Fair value Liability	0	0
Fair Value Asset	337	1,664
Currency swap contract | 2030
Disclosure of detailed information about financial instruments [line items]
Face amount	13,633	3,679
Fair value Liability	(803)	(104)
Fair Value Asset	0	110
Currency swap contract | Year Seven and Eight
Disclosure of detailed information about financial instruments [line items]
Face amount	845
Fair value Liability	(51)
Fair Value Asset	0
Currency swap contract | Year Nine
Disclosure of detailed information about financial instruments [line items]
Face amount	4,931
Fair value Liability	0
Fair Value Asset	117
Currency swap contract | Year Ten and Eleven
Disclosure of detailed information about financial instruments [line items]
Face amount	10,000	10,000
Fair value Liability	(3,809)	(2,203)
Fair Value Asset	0	0
Currency swap contract | Between Twelve and Twenty Years
Disclosure of detailed information about financial instruments [line items]
Face amount	5,398	8,869
Fair value Liability	0	0
Fair Value Asset	1,877	$ 505
Currency swap contract | Between Twenty One and Twenty Six Years
Disclosure of detailed information about financial instruments [line items]
Face amount	3,471
Fair value Liability	0
Fair Value Asset	$ 1,235